Loans - Schedule of Long -Term Loans (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Debt Instrument [Line Items]
Long -term loans	$ 613,996	¥ 4,235,344	$ 0
Postal Saving Bank of China [Member]
Debt Instrument [Line Items]
Long -term loans	$ 613,996		$ 0